Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of components of the provision for income taxes [Table Text Block]

The significant components of the provision for income taxes are as follows:

	Successor			Predecessor
	Year Ended		May 1 through	January 1 through
	December 31,		December 31	April 30,
Millions of dollars	2012	2011	2010	2010
Current:
U.S. federal	$464	$419	$32	$11
Non-U.S.	78	161	106	(16)
State	70	27	12	11
Total current	612	607	150	6

Deferred:
U.S. federal	607	394	228	(1,386)
Non-U.S.	73	60	(198)	106
State	35	(2)	(10)	(41)
Total deferred	715	452	20	(1,321)

Provision for income taxes before tax effects
of other comprehensive income	1,327	1,059	170	(1,315)

Tax effects of elements of other
comprehensive income:
Pension and postretirement liabilities	(38)	(128)	(30)	3
Financial derivatives	- -	- -	- -	51
Foreign currency translation	(1)	1	4	(9)
Total income tax expense in
comprehensive income	$1,288	$932	$144	$(1,270)

Schedule of components of the provision for income taxes and schedule of effective income tax reconciliation [Table Text Block]

LyondellBasell N.V. is incorporated and is resident in The Netherlands. However, since the proportion of U.S. revenues, assets, operating income and associated tax provisions is significantly greater than any other single taxing jurisdiction within the worldwide group, the reconciliation of the differences between the provision for income taxes and the statutory rate is presented on the basis of the U.S. statutory federal income tax rate of 35% as opposed to the Dutch statutory rate of 25% to provide a more meaningful insight into those differences. Our effective tax rate for the year ended December 31, 2012 is 31.7%. This summary is shown below:

	Successor			Predecessor
	Year Ended		May 1 through	January 1 through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Income (loss) before income taxes:
U.S.	$3,313	$2,388	$1,141	$8,490
Non-U.S.	872	1,143	590	(1,543)
Total	$4,185	$3,531	$1,731	$6,947

Income tax at U.S. statutory rate	$1,465	$1,236	$606	$2,431
Increase (reduction) resulting from:
Discharge of debt and other reorganization
related items	- -	- -	(221)	(4,355)
Non-U.S. income taxed at lower statutory
rates	(53)	(44)	(14)	(3)
State income taxes, net of federal benefit	67	27	36	(63)
Changes in valuation allowances	(72)	(84)	(266)	262
Non-taxable (income) and non-deductible
expenses	(50)	(73)	(102)	- -
Notional royalties	(30)	(32)	(12)	(11)
Other income taxes, net of federal benefit	10	14	33	30
Uncertain tax positions	21	(11)	13	402
Warrants & stock compensation	4	13	24	5
Transfer of subsidiary	- -	- -	88	- -
U.S. manufacturing deduction	(42)	(30)	- -	- -
Foreign currency gains and losses	41	11	- -	- -
Other, net	(34)	32	(15)	(13)
Income tax provision (benefit)	$1,327	$1,059	$170	$(1,315)

Schedule of deferred tax assets and liabilities [Table Text Block]

The deferred tax effects of tax losses carried forward and the tax effects of temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, reduced by a valuation allowance where appropriate, are presented below:

	December 31	December 31,
Millions of dollars	2012	2011
Deferred tax liabilities:
Accelerated tax depreciation	$1,277	$1,299
Investment in joint venture partnerships	158	161
Other intangible assets	387	406
Inventory	632	627
Total deferred tax liabilities	2,454	2,493

Deferred tax assets:
Net operating loss carryforwards	554	609
Employee benefit plans	548	481
Deferred interest carryforwards	- -	619
State and foreign income taxes, net of federal tax benefit	12	5
Environmental reserves	37	35
Other	72	136
Total deferred tax assets	1,223	1,885
Deferred tax asset valuation allowances	(551)	(570)
Net deferred tax assets	672	1,315
Net deferred tax liabilities	$1,782	$1,178

Balance sheet classifications:
Deferred tax assets - current	$46	$29
Deferred tax assets - long-term	44	20
Deferred tax liability - current	558	310
Deferred tax liability - long-term	1,314	917
Net deferred tax liabilities	$1,782	$1,178

Schedule of the expiration of the tax losses carried forward and the related deferred tax assets [Table Text Block]

The expiration of the tax losses carried forward and the related deferred tax asset, before valuation allowance, as of December 31, 2012 was as follows:

		Deferred Tax on
	Net Operating Loss	Net Operating Loss
Millions of dollars	Carry Forwards	Carry Forwards
2013	$1	$ - -
2014	14	4
2015	116	38
2016	4	1
2017	17	3
Thereafter	447	119
Indefinite	1,188	389
	$1,787	$554

Schedule of unrecognized tax benefits [Table Text Block]

Tax benefits totaling $548 million and $483 million relating to uncertain tax positions were unrecognized as of December 31, 2012 and 2011, respectively. The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	Successor			Predecessor
	For the Year Ended		May 1 through	January 1 through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Balance, beginning of period	$483	$441	$451	$68
Additions for tax positions of current year	15	54	1	373
Additions for tax positions of prior years	50	7	16	41
Reductions for tax positions of prior years	- -	(19)	(4)	(11)
Cash settlements	- -	- -	(23)	- -
Effects of currency exchange rates	- -	- -	- -	(3)
Discharge upon emergence from bankruptcy	- -	- -	- -	(17)
Balance, end of period	$548	$483	$441	$451